3. STOCKHOLDERS' EQUITY (Details 3) (USD $)	Dec. 31, 2013
Warrants 1
Warrants	$ 29,656
Exercise Price	$ 0.65
Expiration Date	March 1, 2014
Warrants 2
Warrants	471,856
Exercise Price	$ 0.80
Expiration Date	July 26, 2014
Warrants 3
Warrants	3,590,522
Exercise Price	$ 0.80
Expiration Date	March 1, 2015
Warrants 4
Warrants	6,790
Exercise Price	$ 1.01
Expiration Date	September 10, 2015
Warrants 5
Warrants	439,883
Exercise Price	$ 0.68
Expiration Date	March 31, 2016
Warrants 6
Warrants	285,186
Exercise Price	$ 1.05
Expiration Date	November 20, 2016
Warrants 7
Warrants	1,858,089
Exercise Price	$ 1.08
Expiration Date	May 23, 2018
Warrants 8
Warrants	$ 5,016,840
Exercise Price	$ 0.40
Expiration Date	May 23, 2018